Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 574,313	$ 799,093
Non-diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	28,990	23,879
Oil sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 603,303	$ 822,972